Short-term borrowings and long-term debt (Long-term Debt) (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2020	Mar. 31, 2019
Debt Instrument [Line Items]
Long-term debt	¥ 10,692,898	¥ 10,550,945
Long-term Debt and Capital Lease Obligations, Including Current Maturities, Total	15,266,943	14,805,205
Less - Current portion due within one year	(4,574,045)	(4,254,260)
Unsecured Debt | Bank Loan Obligations
Debt Instrument [Line Items]
Long-term debt	3,713,541	3,441,336
Secured Debt | Finance Receivables Securitization
Debt Instrument [Line Items]
Long-term debt	1,983,976	1,840,204
Medium-term Notes | Consolidated Subsidiaries
Debt Instrument [Line Items]
Long-term debt	7,442,590	7,372,550
Unsecured Notes | Consolidated Subsidiaries
Debt Instrument [Line Items]
Long-term debt	1,412,368	1,566,994
Unsecured Notes | Parent Company
Debt Instrument [Line Items]
Long-term debt	650,905	511,980
Secured Notes | Consolidated Subsidiaries
Debt Instrument [Line Items]
Long-term debt	34,626	53,120
Long-term Finance Lease Obligations
Debt Instrument [Line Items]
Long-term debt and finance lease obligations	¥ 28,937	¥ 19,021